Risk Management and Hedging Activities - Schedule of Derivatives Accounted for as Cash Flow Hedges (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest Rate Derivatives [Member]
Derivative [Line Items]
Losses Recognized in AOCI on Derivatives - Effective Portion		$ (1)
Losses Reclassified From AOCI to Earnings-Effective Portion		(10)	[1]
Losses Recognized in Income on Derivatives - Ineffective Portion and Amount Excluded From Effectiveness Testing		(2)	[1],[2]
Commodity Derivatives [Member]
Derivative [Line Items]
Losses Recognized in AOCI on Derivatives - Effective Portion		(1)
Losses Reclassified From AOCI to Earnings-Effective Portion
Losses Recognized in Income on Derivatives - Ineffective Portion and Amount Excluded From Effectiveness Testing	(1)
Foreign Currency Derivatives [Member]
Derivative [Line Items]
Losses Recognized in AOCI on Derivatives - Effective Portion		1	[3]
Losses Reclassified From AOCI to Earnings-Effective Portion			[3]
Losses Recognized in Income on Derivatives - Ineffective Portion and Amount Excluded From Effectiveness Testing			[3]

[1]	Included in interest expense in our consolidated statements of operations.
[2]	For the year ended December 31, 2012, less than $1 million of derivative losses were reclassified from AOCI to current period earnings as a result of the discontinuance of cash flow hedges related to certain forecasted transactions that are not probable of occurring.
[3]	Relates to Discovery, our unconsolidated affiliate.